S000012102 [Member] Expense Example - S000012102 [Member]	Apr. 30, 2025 USD ($)
C000122683 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,092
C000255093 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
C000033005 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	940
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	1,976
C000033007 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,065
Expense Example, with Redemption, 10 Years	2,110
C000033008 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
C000078991 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,034
C000094701 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	805
Expense Example, with Redemption, 10 Years	$ 1,766